Net finance expense - Net finance expense recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation differences for foreign operations	$ (2,280)	$ 259	$ (477)
Cash flow hedges - effective portion of changes in fair value	1,005	(6,164)	30,657
Total other comprehensive income / (expense)	(1,075)	(31,770)	31,281
Cash flow hedges - effective portion of changes in fair value (Note 15)	1,005	(6,164)	30,657
Translation Reserve and Hedging Reserve
Total other comprehensive income / (expense)	(1,275)	(5,905)	30,180
Translation reserve
Total other comprehensive income / (expense)	$ (2,280)	$ 259	$ (477)